Life insurance assets and life insurance liabilities - Assets (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Disclosure of life insurance assets
Life insurance assets	$ 9,450	$ 10,643
Parent Entity
Disclosure of life insurance assets
Life insurance assets	0	0
Equity instruments
Disclosure of life insurance assets
Life insurance assets	1,223	2,515
Debt instruments
Disclosure of life insurance assets
Life insurance assets	1,622	2,025
Unit trusts
Disclosure of life insurance assets
Life insurance assets	6,545	6,093
Loans and other assets
Disclosure of life insurance assets
Life insurance assets	$ 60	$ 10